Form N-1A Supplement	Sep. 03, 2026
Simplify Commodities Strategy No K-1 ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated September 3, 2026, to the Summary Prospectuses, Prospectus, and Statement of Additional Information (“SAI”) dated November 1, 2025, as previously supplemented January 6, 2026, August 11, 2026, and August 31, 2026.

For each Fund, each set of Principal Investment Strategy disclosures is supplemented with the following.

The Fund may use swaps as a supplement to its futures-based strategy. These swaps may use futures, an index of futures, underlying futures assets, or a futures-linked ETF as the reference asset. A swap agreement is a two-party contract entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments (reference assets).

For each Fund, each set of Principal Investment Risks disclosures are supplemented with the following.

Swaps Risk. The Fund’s use of swaps involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a swap transaction may not fulfill its contractual obligations and the Fund may not receive payments owed under the contract, or such payments may be delayed and the value of agreements with the counterparty may decline; (ii) risk of mispricing or improper valuation; (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset or index; and (iv) swap fees will reduce Fund returns.

Swaps Risk. The Fund’s use of swaps involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a swap transaction may not fulfill its contractual obligations and the Fund may not receive payments owed under the contract, or such payments may be delayed and the value of agreements with the counterparty may decline; (ii) risk of mispricing or improper valuation; (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset or index; and (iv) swap fees will reduce Fund returns. Swap prices may be highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading swaps involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Swap contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading swaps permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Fund. The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements.

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This Supplement and the Prospectus and SAI dated November 1, 2025, as supplemented from time to time, provide relevant information for all shareholders and should be retained for future reference. Each of the Prospectus and the SAI have been filed with the Securities and Exchange Commission and are incorporated by reference and can be obtained without charge by calling the Funds at (855) 722-8488.